Content Assets, Net	12 Months Ended
Dec. 31, 2022
Entertainment, Film [Abstract]
Content Assets, Net
Note 8. Content Assets, Net
Content assets, net consist of the following (in thousands):

	December 31,
	2022	2021
Released, less amortization	$34,713	$35,936
In production	175	3,411

Content assets, net	$34,888	$39,347

The Company expects $19.8 million of content assets to be amortized during the next 12 months and 100% of the balance within three years. The Company recorded amortization expense for content assets
of $24.3 million, $14.8 million and $7.5 million during the years ended December 31, 2022, 2021 and 2020, respectively.